License Agreements (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016
Rosetta Genomics
License Agreements
Up-front and milestone payments	$ 1,600,000
Aggregate payments to be made for each licensed product upon achievement of certain development and regulatory milestones		$ 3,000,000
Marina Biotech
License Agreements
Up-front and milestone payments		2,100,000
Aggregate payments to be made for each licensed product upon achievement of certain development and regulatory milestones		6,000,000
Additional payments to be made for each licensed product upon achievement of certain development and regulatory milestones for a specified number of additional indications		4,000,000
Maximum cap on all milestone payments per product		10,000,000
Aggregate of all remaining development and regulatory milestone payments upon additional indications		4,000,000
Yale University
License Agreements
Maximum cap on all milestone payments per product		$ 600,000